Equity Awards and Instruments - Options Outstanding Rollfoward (Details) - $ / shares							9 Months Ended	12 Months Ended
	Aug. 28, 2020	May 15, 2019	Mar. 22, 2019	Sep. 06, 2018	May 29, 2018	Mar. 22, 2018	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercise price reduction (USD per share)	$ 1.50
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)							18,691,667	19,514,448	18,629,380
Option activity:
Granted (in shares)		10,000	4,816,000	10,000	5,096,000	20,000		4,826,000	5,126,000
Exercised (in shares)								(4,731,158)	(3,738,182)
Canceled (in shares)								(917,623)	(502,750)
Ending balance (in shares)								18,691,667	19,514,448
Share-Based Payment Arrangement By Share-Based Payment Award, Options, Weighted Average Exercise Price Per Share [Roll Forward]
Beginning balance, weighted average exercise price (USD per share)							$ 5.97	$ 4.85	$ 3.72
Granted, weighted average exercise price (USD per share)								7.24	6.81
Exercised, weighted average exercise price (USD per share)								2.68	1.89
Canceled, weighted average exercise price (USD per share)								5.82	5.04
Ending balance, weighted average exercise price (USD per share)								$ 5.97	$ 4.85
2020 Incentive Award Plan | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)							18,691,667
Option activity:
Granted (in shares)							10,000
Exercised (in shares)							(4,864,944)
Canceled (in shares)							(223,250)
Ending balance (in shares)							13,613,473	18,691,667
Share-Based Payment Arrangement By Share-Based Payment Award, Options, Exercise Price Per Share [Roll Forward]
Granted, exercise price (USD per share)							$ 9.34
Share-Based Payment Arrangement By Share-Based Payment Award, Options, Weighted Average Exercise Price Per Share [Roll Forward]
Beginning balance, weighted average exercise price (USD per share)							4.47
Granted, weighted average exercise price (USD per share)							9.34
Exercised, weighted average exercise price (USD per share)							3.37
Canceled, weighted average exercise price (USD per share)							5.30
Ending balance, weighted average exercise price (USD per share)							4.85	$ 4.47
2020 Incentive Award Plan | Stock Option | Minimum
Share-Based Payment Arrangement By Share-Based Payment Award, Options, Exercise Price Per Share [Roll Forward]
Beginning balance, exercise price range (USD per share)							2.00
Exercised, exercise price range (USD per share)							2.00
Canceled, exercise price range (USD per share)							2.00
Ending balance, exercise price range (USD per share)							3.73	2.00
2020 Incentive Award Plan | Stock Option | Maximum
Share-Based Payment Arrangement By Share-Based Payment Award, Options, Exercise Price Per Share [Roll Forward]
Beginning balance, exercise price range (USD per share)							5.74
Exercised, exercise price range (USD per share)							5.74
Canceled, exercise price range (USD per share)							9.34
Ending balance, exercise price range (USD per share)							$ 5.74	$ 5.74